Consolidated Statements of Cash Flows (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 4,900	$ 4,900	$ 4,900